Loan Servicing - Related Loan Servicing Rights Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Servicing Asset At Amortized Value Additional Disclosures [Abstract]
Beginning of year	$ 2,640	$ 2,401
Additions	1,140	1,414
Amortized to expense	(727)	(1,265)
Decrease in impairment		90
End of year	$ 3,053	$ 2,640